Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$929,516.09

Principal:
Principal Collections	$9,428,901.91
Prepayments in Full	$4,229,667.83
Liquidation Proceeds	$129,156.51
Recoveries	$23,435.53
Sub Total	$13,811,161.78
Collections	$14,740,677.87

Purchase Amounts:
Purchase Amounts Related to Principal	$198,314.77
Purchase Amounts Related to Interest	$948.29
Sub Total	$199,263.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,939,940.93

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$14,939,940.93
Servicing Fee	$204,862.04	$204,862.04	$0.00	$0.00	$14,735,078.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,735,078.89
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,735,078.89
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,735,078.89
Interest - Class A-4 Notes	$204,225.78	$204,225.78	$0.00	$0.00	$14,530,853.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,530,853.11
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$14,464,530.44
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,464,530.44
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$14,415,863.94
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,415,863.94
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$14,356,238.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,356,238.19
Regular Principal Payment	$12,709,096.08	$12,709,096.08	$0.00	$0.00	$1,647,142.11
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,647,142.11
Residuel Released to Depositor	$0.00	$1,647,142.11	$0.00	$0.00	$0.00
Total		$14,939,940.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,709,096.08
Total					$12,709,096.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,709,096.08	$66.20	$204,225.78	$1.06	$12,913,321.86	$67.26
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$12,709,096.08	$11.18	$378,840.70	$0.33	$13,087,936.78	$11.51

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$148,527,841.02	0.7736228	$135,818,744.94	0.7074261
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$226,547,841.02	0.1992312	$213,838,744.94	0.1880546

Pool Information
Weighted Average APR	4.560%	4.565%
Weighted Average Remaining Term	28.01	27.21
Number of Receivables Outstanding	21,600	20,770
Pool Balance	$245,834,442.36	$231,775,883.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$226,547,841.02	$213,838,744.94
Pool Factor	0.2016570	0.1901248

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$17,937,138.11
Targeted Overcollateralization Amount	$17,937,138.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,937,138.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	36

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		77	$72,518.29
(Recoveries)		110	$23,435.53
Net Losses for Current Collection Period			$49,082.76
Cumulative Net Losses Last Collection Period			$7,645,584.52
Cumulative Net Losses for all Collection Periods			$7,694,667.28

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.24%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.49%	602	$8,081,544.48
61-90 Days Delinquent	0.33%	54	$754,931.25
91-120 Days Delinquent	0.13%	19	$303,313.01
Over 120 Days Delinquent	0.51%	71	$1,189,971.46
Total Delinquent Receivables	4.46%	746	$10,329,760.20

Repossession Inventory:
Repossessed in the Current Collection Period		14	$219,818.57
Total Repossessed Inventory		26	$420,400.49

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4595%
Preceding Collection Period			0.3877%
Current Collection Period			0.2466%
Three Month Average			0.3646%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6026%
Preceding Collection Period			0.6204%
Current Collection Period			0.6933%
Three Month Average			0.6387%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer